Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 3,299	£ 4,047	£ 3,737
Loans to customers - amortised cost	19,293	18,295	15,553
Other financial assets	3,106	2,845	1,736
Interest receivable	25,698	25,187	21,026
Bank deposits	1,776	1,534	1,039
Customer deposits	7,607	8,332	5,276
Other financial liabilities	3,103	3,581	3,198
Subordinated liabilities	383	465	464
Interest payable	12,869	13,912	9,977
Net interest income	12,829	11,275	11,049
Loans to banks - amortised cost	3,299	4,047	£ 3,737
Finance income on the net investment in leases	£ 588	£ 549